Intangible Assets, Net - Schedule of Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of the year		$ 30,024,934
Transfers against fixed assets		14,306,298	$ 10,630,314	$ 15,608,296
Balance at the end of the year	$ 1,202,625	20,350,819	30,024,934
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the year		28,388,655	18,639,136
Additions to construction in progress		34,387,333	34,291,324
Transfers against expenses		(29,529,330)	(13,911,491)
Transfers against fixed assets		(14,306,298)	(10,630,314)
Balance at the end of the year		$ 18,940,360	$ 28,388,655	$ 18,639,136